Non-controlling Interests - Net Loss Attributable to Non-Controlling Interest (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Noncontrolling Interest [Line Items]
Net effect of non-controlling interests	$ 10,822	$ 13,737	$ 90,234	$ 29,022
Change In Tax Attributes, Accelerated Income	55,900
Other Noncontrolling Interests
Noncontrolling Interest [Line Items]
Net effect of non-controlling interests	(431)	(543)	(1,125)	(1,345)
Class A Units | Class A Partnership Units
Noncontrolling Interest [Line Items]
Net effect of non-controlling interests	9,572	11,624	86,344	25,060
Net loss attributable to redeemable non-controlling interest	$ (1,681)	$ (2,656)	$ (5,015)	$ (5,307)